Schwab Capital Trust
Schwab Fundamental Global Real Estate Index Fund

Portfolio Holdings as of May 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Australia 4.6%
Charter Hall Group	2,987	19,338
Charter Hall Retail REIT	43,860	95,800
Cromwell Property Group	219,286	117,240
Dexus	79,305	477,068
Goodman Group	93,035	955,776
LendLease Group	182,839	1,580,586
Mirvac Group	572,501	898,186
REA Group Ltd.	1,869	125,687
Scentre Group	693,152	1,033,253
Shopping Centres Australasia Property Group	18,932	29,562
Stockland	435,132	1,038,899
The GPT Group	140,207	373,401
Vicinity Centres	409,367	440,374
		7,185,170

Austria 0.2%
CA Immobilien Anlagen AG	4,998	168,983
IMMOFINANZ AG *	9,115	170,784
		339,767

Belgium 0.3%
Befimmo S.A.	2,593	107,542
Cofinimmo S.A.	2,152	293,609
		401,151

Brazil 0.3%
BR Malls Participacoes S.A.	112,122	206,120
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	57,289	181,970
Multiplan Empreendimentos Imobiliarios S.A.	19,600	75,994
		464,084

Canada 2.6%
Allied Properties Real Estate Investment Trust	7,550	219,341
Artis Real Estate Investment Trust	39,853	209,852
Boardwalk Real Estate Investment Trust (a)	7,380	156,514
Canadian Apartment Properties REIT	10,641	362,776
Chartwell Retirement Residences	28,300	168,133
Choice Properties Real Estate Investment Trust	17,100	160,835
Colliers International Group, Inc.	3,069	158,504
Cominar Real Estate Investment Trust (a)	61,193	343,109
Crombie Real Estate Investment Trust (a)	14,500	137,960
Security	Number of Shares	Value ($)
Dream Office Real Estate Investment Trust	19,469	276,866
First Capital Real Estate Investment Trust	19,785	188,100
FirstService Corp.	2,000	185,917
Granite Real Estate Investment Trust	3,548	175,049
H&R Real Estate Investment Trust	56,671	399,251
Northview Apartment Real Estate Investment Trust	5,500	138,733
RioCan Real Estate Investment Trust	47,049	497,537
SmartCentres Real Estate Investment Trust	16,089	234,876
		4,013,353

China 13.4%
Agile Group Holdings Ltd.	609,000	632,056
Beijing Capital Land Ltd., H Shares	570,000	102,754
China Aoyuan Group Ltd.	157,000	168,347
China Evergrande Group	583,000	1,228,808
China Jinmao Holdings Group Ltd.	1,168,000	815,440
China Merchants Shekou Industrial Zone Holdings Co., Ltd.	87,000	196,249
China Overseas Grand Oceans Group Ltd.	248,000	132,925
China Overseas Land & Investment Ltd.	882,000	2,704,899
China Resources Land Ltd.	488,000	1,946,051
China SCE Group Holdings Ltd.	418,000	174,008
China South City Holdings Ltd.	1,630,000	150,104
China Vanke Co., Ltd., A Shares	321,300	1,161,960
China Vanke Co., Ltd., H Shares	259,300	846,482
CIFI Holdings Group Co., Ltd.	592,000	430,063
Country Garden Holdings Co., Ltd.	1,150,000	1,439,504
Fantasia Holdings Group Co., Ltd. *	870,000	152,056
Greentown China Holdings Ltd.	299,500	301,761
Guangzhou R&F Properties Co., Ltd., H Shares	573,400	712,509
Kaisa Group Holdings Ltd.	541,000	199,511
KWG Group Holdings Ltd. *	281,500	395,264
Logan Property Holdings Co., Ltd.	148,000	222,434
Longfor Group Holdings Ltd.	219,000	1,001,516
Poly Developments and Holdings Group Co., Ltd	324,900	656,950
Poly Property Group Co., Ltd.	922,000	296,110
Powerlong Real Estate Holdings Ltd.	465,000	259,802
Ronshine China Holdings Ltd. *	24,500	22,011
Seazen Group Ltd. *	264,000	246,602
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., A Shares (b)	11,900	19,033
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., B Shares (b)	21,900	15,509
Shenzhen Investment Ltd.	1,165,563	361,271
Shimao Property Holdings Ltd.	357,000	1,497,202
Sino-Ocean Group Holding Ltd.	1,707,000	397,660
SOHO China Ltd.	759,500	257,618

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sunac China Holdings Ltd.	152,000	642,505
Times China Holdings Ltd.	111,000	164,323
Yanlord Land Group Ltd.	410,300	320,572
Yuexiu Property Co., Ltd.	2,056,000	371,231
Yuzhou Properties Co., Ltd.	731,503	301,635
		20,944,735

France 1.3%
Covivio	5,070	296,226
Gecina S.A.	3,223	414,109
ICADE	5,295	379,596
Klepierre S.A.	26,207	498,427
Mercialys S.A.	20,447	165,505
Nexity S.A.	11,650	357,981
		2,111,844

Germany 2.9%
alstria Office REIT-AG	9,223	134,435
Aroundtown S.A.	37,699	207,347
Deutsche Euroshop AG	7,112	104,315
Deutsche Wohnen SE	20,362	911,776
Grand City Properties S.A.	8,277	188,168
LEG Immobilien AG	4,475	559,960
TAG Immobilien AG	12,367	288,268
Vonovia SE	36,821	2,117,871
		4,512,140

Hong Kong 9.9%
CK Asset Holdings Ltd.	429,500	2,359,050
Fortune REIT	139,000	124,726
Gemdale Properties & Investment Corp., Ltd.	200,000	29,900
Hang Lung Group Ltd.	256,000	491,765
Hang Lung Properties Ltd.	317,000	670,917
Henderson Land Development Co., Ltd.	151,866	546,387
Hongkong Land Holdings Ltd.	168,641	636,311
Hysan Development Co., Ltd.	67,500	184,019
K Wah International Holdings Ltd.	441,000	181,737
Kerry Properties Ltd.	211,500	503,012
Link REIT	109,500	826,909
New World Development Co., Ltd.	1,558,842	1,584,362
Road King Infrastructure Ltd.	104,000	135,666
Shui On Land Ltd.	1,515,000	251,329
Sino Land Co., Ltd.	544,583	639,211
Sun Hung Kai Properties Ltd.	256,000	2,998,441
Swire Properties Ltd.	115,400	258,929
The Wharf Holdings Ltd.	600,000	1,078,174
Wharf Real Estate Investment Co., Ltd.	145,200	563,068
Wheelock & Co., Ltd.	212,000	1,439,119
		15,503,032

Japan 8.1%
Aeon Mall Co., Ltd.	27,800	390,613
Daito Trust Construction Co., Ltd.	19,580	2,071,785
Heiwa Real Estate Co., Ltd.	5,600	153,378
Hulic Co., Ltd.	36,600	370,605
Leopalace21 Corp. *	260,000	648,629
Mitsubishi Estate Co., Ltd.	136,200	2,164,814
Mitsui Fudosan Co., Ltd.	148,800	2,862,524
Nomura Real Estate Holdings, Inc.	35,700	658,951
Open House Co., Ltd.	7,700	212,359
Relo Group, Inc.	8,500	194,459
Starts Corp., Inc.	8,500	173,117
Sumitomo Realty & Development Co., Ltd.	53,400	1,478,695
Security	Number of Shares	Value ($)
Tokyo Tatemono Co., Ltd.	41,000	529,030
Tokyu Fudosan Holdings Corp.	163,800	828,243
		12,737,202

Mexico 0.3%
Fibra Uno Administracion S.A. de C.V. *	366,500	279,489
Macquarie Mexico Real Estate Management S.A. de C.V.	135,200	144,318
PLA Administradora Industrial S de RL de C.V. *	98,500	123,000
		546,807

Netherlands 0.7%
Eurocommercial Properties N.V. CVA	8,542	109,430
Unibail-Rodamco-Westfield	15,447	819,274
Wereldhave N.V. (a)	11,661	99,147
		1,027,851

Philippines 0.4%
Ayala Land, Inc. (c)	507,632	321,462
Megaworld Corp. (c)	1,693,000	95,519
SM Prime Holdings, Inc. (c)	451,100	269,265
		686,246

Singapore 1.8%
Ascendas Real Estate Investment Trust	210,288	468,001
CapitaLand Commercial Trust	98,800	122,746
CapitaLand Ltd.	403,400	828,326
CapitaLand Mall Trust	183,800	265,198
Mapletree Commercial Trust	108,727	154,688
Mapletree Industrial Trust	103,047	199,219
Mapletree Logistics Trust	148,231	215,898
Mapletree North Asia Commercial Trust	186,315	110,587
Suntec Real Estate Investment Trust	129,000	134,780
UOL Group Ltd.	61,980	301,233
		2,800,676

South Africa 0.5%
Emira Property Fund Ltd.	146,437	46,728
Growthpoint Properties Ltd.	461,524	328,157
Hyprop Investments Ltd.	61,041	59,295
NEPI Rockcastle plc	29,426	150,467
Redefine Properties Ltd.	1,013,676	111,695
Resilient REIT Ltd.	8,721	18,497
SA Corporate Real Estate Ltd.	733,883	41,394
Vukile Property Fund Ltd.	132,761	46,787
		803,020

Sweden 1.0%
Castellum AB	20,923	393,414
Fabege AB	13,224	161,034
Fastighets AB Balder, B Shares *	592	24,310
Kungsleden AB	19,744	143,831
LE Lundbergfortagen AB, B Shares	11,144	555,996
Wallenstam AB, B Shares	12,061	139,265
Wihlborgs Fastigheter AB	10,613	171,650
		1,589,500

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Switzerland 1.1%
Allreal Holding AG	2,023	392,652
Mobimo Holding AG *	812	232,013
PSP Swiss Property AG	2,291	260,823
Swiss Prime Site AG	8,838	825,991
		1,711,479

Taiwan 0.5%
Cathay Real Estate Development Co., Ltd.	184,000	122,449
Farglory Land Development Co., Ltd.	115,000	167,692
Highwealth Construction Corp.	229,700	339,899
Ruentex Development Co., Ltd. *	130,280	198,849
		828,889

Thailand 0.6%
AP Thailand PCL NVDR	650,061	113,740
Central Pattana PCL NVDR	149,200	232,237
Land & Houses PCL NVDR	1,078,400	248,230
Pruksa Holding PCL NVDR	235,730	88,352
Quality Houses PCL	439,200	29,883
Sansiri PCL NVDR	4,645,383	114,268
Supalai PCL NVDR	285,482	133,022
		959,732

United Arab Emirates 0.8%
Aldar Properties PJSC	834,782	395,480
DAMAC Properties Dubai Co. PJSC *	531,938	94,376
Emaar Development PJSC *	33,134	17,502
Emaar Malls PJSC *	265,339	95,503
Emaar Properties PJSC *	930,694	635,031
		1,237,892

United Kingdom 2.4%
Big Yellow Group plc	9,692	120,626
Derwent London plc	5,762	210,287
Grainger plc	57,743	205,952
Great Portland Estates plc	23,868	192,598
Hammerson plc (a)	131,699	120,590
Intu Properties plc *(a)	1,296,757	83,356
Land Securities Group plc	110,066	827,708
McCarthy & Stone plc	162,285	144,462
Safestore Holdings plc	14,437	119,629
Savills plc	31,023	332,914
Segro plc	44,954	467,141
St. Modwen Properties plc	29,390	123,027
The British Land Co., plc	127,430	645,875
The Unite Group plc	12,741	136,943
Workspace Group plc	1,751	15,847
		3,746,955

United States 45.5%
Acadia Realty Trust	6,953	81,559
Alexander & Baldwin, Inc. *	15,043	171,641
Alexandria Real Estate Equities, Inc.	5,059	777,669
American Assets Trust, Inc.	3,775	98,792
American Campus Communities, Inc.	14,451	466,767
American Finance Trust, Inc.	3,553	26,008
American Homes 4 Rent, Class A	12,470	314,743
American Tower Corp.	15,435	3,984,854
Americold Realty Trust	1,778	63,492
Apartment Investment & Management Co., Class A	13,645	503,091
Security	Number of Shares	Value ($)
Apple Hospitality REIT, Inc.	47,338	483,321
Ashford Hospitality Trust, Inc.	37,306	25,741
AvalonBay Communities, Inc.	8,771	1,368,364
Boston Properties, Inc.	16,054	1,380,323
Brandywine Realty Trust	28,990	279,753
Brixmor Property Group, Inc.	50,305	561,404
Brookfield Property REIT, Inc., Class A (a)	17,580	182,656
Camden Property Trust	7,410	678,534
CBL & Associates Properties, Inc. *	218,789	65,724
CBRE Group, Inc., Class A *	36,192	1,591,724
Chatham Lodging Trust	9,164	61,857
Colony Capital, Inc.	152,801	307,130
Columbia Property Trust, Inc.	22,085	281,142
CoreCivic, Inc.	58,290	701,229
CorePoint Lodging, Inc.	26,759	105,966
CoreSite Realty Corp.	1,663	207,576
Corporate Office Properties Trust	13,804	344,686
Cousins Properties, Inc.	10,017	311,729
Crown Castle International Corp.	23,109	3,978,445
CubeSmart	13,112	373,167
Cushman & Wakefield plc *	1,511	15,488
CyrusOne, Inc.	5,140	382,108
DiamondRock Hospitality Co.	46,288	277,265
Digital Realty Trust, Inc.	13,743	1,972,945
Diversified Healthcare Trust	114,140	408,621
Douglas Emmett, Inc.	11,482	337,112
Duke Realty Corp.	25,359	874,378
EastGroup Properties, Inc.	1,761	204,716
Empire State Realty Trust, Inc., Class A	20,547	136,227
EPR Properties	5,747	181,433
Equinix, Inc.	3,642	2,540,768
Equity Commonwealth	10,281	346,470
Equity LifeStyle Properties, Inc.	7,832	487,934
Equity Residential	29,237	1,770,593
Essex Property Trust, Inc.	3,494	848,238
Extra Space Storage, Inc.	6,635	641,936
Federal Realty Investment Trust	5,322	425,281
First Industrial Realty Trust, Inc.	7,168	271,524
Franklin Street Properties Corp.	28,833	153,968
Gaming & Leisure Properties, Inc.	13,842	478,103
Global Net Lease, Inc.	7,761	108,887
Healthcare Realty Trust, Inc.	11,453	351,607
Healthcare Trust of America, Inc., Class A	14,384	380,744
Healthpeak Properties, Inc.	49,938	1,230,472
Hersha Hospitality Trust	12,961	65,323
Highwoods Properties, Inc.	12,412	475,007
Host Hotels & Resorts, Inc.	168,210	2,008,427
Hudson Pacific Properties, Inc.	10,702	258,667
Investors Real Estate Trust	2,322	164,630
Invitation Homes, Inc.	13,202	347,213
Iron Mountain, Inc.	54,971	1,416,053
JBG SMITH Properties	5,831	173,356
Jones Lang LaSalle, Inc.	9,576	980,582
Kennedy-Wilson Holdings, Inc.	11,521	161,524
Kilroy Realty Corp.	6,434	367,510
Kimco Realty Corp.	50,091	556,511
Kite Realty Group Trust	16,448	159,546
Lamar Advertising Co., Class A	9,587	635,618
Lexington Realty Trust	33,552	326,125
Life Storage, Inc.	3,697	360,384
LTC Properties, Inc.	2,916	107,338
Mack-Cali Realty Corp.	15,783	240,059
Marcus & Millichap, Inc. *	882	24,317
Medical Properties Trust, Inc.	22,562	407,921
Mid-America Apartment Communities, Inc.	7,644	889,456
National Health Investors, Inc.	2,468	136,949

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
National Retail Properties, Inc.	8,568	268,950
New Senior Investment Group, Inc.	4,054	11,757
Newmark Group, Inc., Class A	14,335	60,924
Office Properties Income Trust	8,436	213,346
Omega Healthcare Investors, Inc.	16,635	518,014
Outfront Media, Inc.	30,618	429,877
Paramount Group, Inc.	26,684	205,734
Park Hotels & Resorts, Inc.	53,246	523,408
Pebblebrook Hotel Trust	14,363	196,199
Pennsylvania Real Estate Investment Trust (a)	5,694	6,434
Physicians Realty Trust	8,900	153,703
Piedmont Office Realty Trust, Inc., Class A	25,085	418,418
Preferred Apartment Communities, Inc., Class A	3,174	22,186
Prologis, Inc.	32,131	2,939,986
PS Business Parks, Inc.	1,331	177,875
Public Storage	8,492	1,721,668
QTS Realty Trust, Inc., Class A	3,853	264,316
Realogy Holdings Corp.	150,920	914,575
Realty Income Corp.	13,517	747,625
Regency Centers Corp.	9,629	412,025
Retail Opportunity Investments Corp.	10,567	99,224
Retail Properties of America, Inc., Class A	44,730	242,437
RLJ Lodging Trust	41,094	423,679
RPT Realty	16,098	92,885
Ryman Hospitality Properties, Inc.	4,576	156,408
Sabra Health Care REIT, Inc.	12,158	163,647
SBA Communications Corp.	2,466	774,645
Seritage Growth Properties, Class A *(a)	3,598	28,316
Service Properties Trust	50,027	337,682
Simon Property Group, Inc.	29,202	1,684,955
SITE Centers Corp.	38,530	218,465
SL Green Realty Corp.	13,489	568,157
Spirit Realty Capital, Inc.	10,599	301,330
STAG Industrial, Inc.	6,189	166,484
STORE Capital Corp.	7,230	139,828
Summit Hotel Properties, Inc.	19,718	123,237
Sun Communities, Inc.	3,658	501,841
Sunstone Hotel Investors, Inc.	50,259	444,792
Tanger Factory Outlet Centers, Inc. (a)	25,488	156,751
Taubman Centers, Inc.	12,597	520,760
The GEO Group, Inc.	39,483	473,006
The Howard Hughes Corp. *	2,164	109,607
The Macerich Co.	34,812	237,070
UDR, Inc.	17,418	644,118
Uniti Group, Inc.	78,819	650,257
Urban Edge Properties	13,404	130,689
Ventas, Inc.	45,547	1,591,868
VEREIT, Inc.	127,138	696,716
VICI Properties, Inc.	4,849	95,137
Vornado Realty Trust	20,360	737,236
Washington Prime Group, Inc. (a)	176,693	113,190
Washington Real Estate Investment Trust	9,558	209,607
Weingarten Realty Investors	15,873	283,809
Welltower, Inc.	42,422	2,149,523
WP Carey, Inc.	9,254	554,407
Xenia Hotels & Resorts, Inc.	26,553	238,977
		71,136,181
Total Common Stock
(Cost $177,212,052)		155,287,706

Security	Number of Shares	Value ($)
Other Investment Company 0.9% of net assets

United States 0.9%
Securities Lending Collateral 0.9%
Wells Fargo Government Money Market Fund, Select Class 0.12% (d)	1,444,878	1,444,878
Total Other Investment Company
(Cost $1,444,878)		1,444,878
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.2% of net assets

Time Deposits 0.2%
Brown Brothers Harriman
Australian Dollar
0.01%, 06/01/20 (e)	7,822	5,214
Canadian Dollar
0.04%, 06/01/20 (e)	10,645	7,732
Euro
(0.66%), 06/01/20 (e)(f)	9,719	10,789
Hong Kong Dollar
0.01%, 06/01/20 (e)	1,351,490	174,352
Japanese Yen
(0.27%), 06/01/20 (e)(f)	265,029	2,457
Singapore Dollar
0.00%, 06/01/20 (e)	3,671	2,599
South African Rand
2.80%, 06/01/20 (e)	51,057	2,909
Swedish Krona
(0.30%), 06/01/20 (e)(f)	8,128	862
Swiss Franc
(1.47%), 06/02/20 (e)(f)	194	202
Total Short-Term Investments
(Cost $207,116)		207,116

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Dow Jones U.S. Real Estate Index, expires 06/19/20	13	395,200	20,052
MSCI EAFE Index, expires 06/19/20	3	258,840	1,944
MSCI Emerging Markets Index, expires 06/19/20	7	326,515	3,133
Net Unrealized Appreciation			25,129
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,271,358.
(b)	Securities are traded on separate exchanges for the same entity.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.
(f)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

CVA –	Dutch Certificate
NVDR –	Non-Voting Depositary Receipt
REIT –	Real Estate Investment Trust

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$77,638,015	$—	$77,638,015
Brazil	464,084	—	—	464,084
Canada	4,013,353	—	—	4,013,353
Mexico	546,807	—	—	546,807
Philippines	—	—	686,246	686,246
South Africa	428,846	374,174	—	803,020
United States	71,136,181	—	—	71,136,181
Other Investment Company[1]	1,444,878	—	—	1,444,878
Short-Term Investments[1]	—	207,116	—	207,116
Futures Contracts[2]	25,129	—	—	25,129
Total	$78,059,278	$78,219,305	$686,246	$156,964,829
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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